Federal Income Tax (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Federal Income Tax Details Narrative
Statutory tax rate	34.00%
Net operating loss carryforwards	$ 10,800
Total deferred tax reserve liabilities	60	60
Unrecognized deferred tax liabilitiy	$ 20	$ 20